Principal joint ventures and associates - Summary of principal associates (Details) - shares		12 Months Ended
	Dec. 01, 2023	Dec. 31, 2023	Dec. 31, 2022
Boyne Smelters Limited
Disclosure Of Joint Ventures And Associates [Line Items]
Country of incorporation/operation		Australia
Principal activities		Aluminium smelting
Boyne Smelters Limited | Ordinary
Disclosure Of Joint Ventures And Associates [Line Items]
Company of incorporation/operation		Boyne Smelters Limited
Number of shares held (in shares)		153,679,560
Proportion of class held (%)		59.40%
Group interest (%)		59.40%
Mineracao Rio do Norte S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Country of incorporation/operation		Brazil
Principal activities		Bauxite mining
Proportion of class held (%)	12.50%	25.00%
Group interest (%)		22.00%	12.00%
Increase in ownership interest	10.00%
Mineracao Rio do Norte S.A. | Ordinary and Preferred
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)		22.00%
Mineracao Rio do Norte S.A. | Ordinary
Disclosure Of Joint Ventures And Associates [Line Items]
Number of shares held (in shares)		50,000,000,000
Proportion of class held (%)		25.00%
Mineracao Rio do Norte S.A. | Preferred
Disclosure Of Joint Ventures And Associates [Line Items]
Company of incorporation/operation		Mineração Rio do Norte S.A.
Number of shares held (in shares)		82,000,000,000
Proportion of class held (%)		20.50%
Halco (Mining) Inc
Disclosure Of Joint Ventures And Associates [Line Items]
Country of incorporation/operation		United States
Principal activities		Bauxite mining
Group interest (%)		51.00%
Halco (Mining) Inc | Common
Disclosure Of Joint Ventures And Associates [Line Items]
Company of incorporation/operation		Halco (Mining) Inc.
Number of shares held (in shares)		4,500
Proportion of class held (%)		45.00%
Group interest (%)		45.00%
Halco (Mining) Inc | Compagnie des Bauxites de Guine
Disclosure Of Joint Ventures And Associates [Line Items]
Name of subsidiary for incorporation		Compagnie des Bauxites de Guinée
Country of subsidiary for incorporation		Guinea